Item 1. Schedule of Investments:
--------------------------------
Putnam Ohio Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04


Putnam Ohio Tax Exempt Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FHA Insd. -- Federal Housing Administration Insured
  FRB -- Floating Rate Bonds
  FSA -- Financial Security Assurance
  GNMA Coll. -- Government National Mortgage Association Collateralized
  G.O. Bonds -- General Obligation Bonds
  IFB -- Inverse Floating Rate Bonds
  MBIA -- MBIA Insurance Company
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (99%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Ohio (94.3%)
-----------------------------------------------------------------------------------------------------------
                 Akron, Wtr. Wks. Rev. Bonds, MBIA
       $875,000  6s, 12/1/12                                                      Aaa            $1,039,063
      1,285,000  5 1/4s, 12/1/17                                                  Aaa             1,416,713
      1,375,000  Allen Cnty., G.O. Bonds, AMBAC, 5s,
                 12/1/06                                                          Aaa             1,466,094
      1,565,000  Anthony Wayne Local School Dist. G.O.
                 Bonds (School Fac. Construction &
                 Impt.), FSA, 5 1/2s, 12/1/19                                     Aaa             1,756,713
      1,500,000  Brecksville-Broadview Heights, City
                 School Dist. G.O. Bonds, FGIC, 6 1/2s,
                 12/1/16                                                          Aaa             1,668,750
      1,500,000  Brookville, Local School Dist. G.O.
                 Bonds, FSA, 5s, 12/1/26                                          Aaa             1,533,750
      1,000,000  Butler Cnty., G.O. Bonds, MBIA, 5 1/4s,
                 12/1/20                                                          Aaa             1,093,750
      3,000,000  Cincinnati, City School Dist. G.O. Bonds
                 (Classroom Fac. Construction & Impt.),
                 FSA, 5s, 12/1/06                                                 Aaa             3,198,750
      1,020,000  Cincinnati, Technical Cmnty. College
                 Rev. Bonds, AMBAC, 5s, 10/1/12                                   Aaa             1,139,850
        500,000  Cleveland, G.O. Bonds, FGIC, 5 1/4s,
                 8/1/23                                                           Aaa               535,000
        850,000  Cleveland, Arpt. Rev. Bonds (Continental
                 Airlines, Inc.), 5.7s, 12/1/19                                   B-                619,438
      3,000,000  Cleveland, State U. Rev. Bonds, FGIC,
                 5s, 6/1/29                                                       AAA             3,056,250
      1,150,000  Cleveland, Urban Renewal Increment Rev.
                 Bonds (Rock & Roll Hall of Fame), 6
                 3/4s, 3/15/18                                                    BBB-/P          1,158,740
      1,120,000  Cleveland, Wtr. Wks. Rev. Bonds, Ser. J,
                 FSA, 5 3/8s, 1/1/12                                              Aaa             1,271,200
        500,000  Cleveland-Cuyahoga Cnty., Port. Auth.
                 Rev. Bonds (Rock & Roll Hall of Fame),
                 FSA, 3.6s, 12/1/14                                               Aaa               500,435
      1,500,000  Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18                          Aa1             1,580,625
      1,500,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s,
                 1/1/32                                                           A1              1,595,625
      4,560,000  Cuyahoga Cnty., Hosp. VRDN (U. Hosp.),
                 1.26s, 1/1/16                                                    VMIG1           4,560,000
      1,645,000  Cuyahoga Falls, G.O. Bonds, MBIA, 5s,
                 12/1/24                                                          Aaa             1,698,463
      1,160,000  Delaware City, School Dist. G.O. Bonds,
                 MBIA, 5s, 12/1/20                                                AAA             1,238,300
      1,000,000  Deleware Cnty., Cap. Fac. G.O. Bonds, 6
                 1/4s, 12/1/16                                                    AA+             1,196,250
      1,300,000  Dublin, G.O. Bonds, Ser. B, 6.4s,
                 12/1/14                                                          Aaa             1,563,250
      1,500,000  Erie Cnty., Ohio Hosp. Fac. Rev. Bonds
                 (Firelands Regl. Med. Ctr.), 5 5/8s,
                 8/15/32                                                          A2              1,541,250
                 Franklin Cnty., G.O. Bonds
      2,170,000  5 3/8s, 12/1/20                                                  Aaa             2,373,438
      2,955,000  5s, 6/1/07                                                       Aaa             3,187,706
      2,610,000  Franklin Cnty., Rev. Bonds (OCLC Online
                 Computer Library Ctr.), 5s, 4/15/13                              A               2,805,750
      2,000,000  Franklin Cnty., Dev. Rev. Bonds
                 (American Chemical Society), 5.8s,
                 10/1/14                                                          A               2,212,500
      1,000,000  Franklin Cnty., Econ. Dev. Rev. Bonds
                 (Capitol South Cmnty. Urban), 5 3/4s,
                 6/1/11                                                           BBB-/P          1,068,750
                 Franklin Cnty., Hlth. Care Fac. Rev.
                 Bonds
      2,000,000  (OH Presbyterian Svcs.), 7 1/8s, 7/1/29                          BBB             2,120,000
      1,750,000  (Friendship Dublin), 5 5/8s, 11/1/22                             BBB+            1,756,493
      1,380,000  Greene Cnty., Swr. Syst. Rev. Bonds
                 (Governmental Enterprise), AMBAC, 5
                 5/8s, 12/1/13                                                    Aaa             1,559,400
      2,000,000  Hamilton, City School Dist. G.O. Bonds,
                 Ser. A, 5 1/2s, 12/1/24                                          AA-             2,137,500
      3,000,000  Hillard, School Dist. G.O. Bonds (School
                 Impts.), FGIC, 5 3/4s, 12/1/24                                   Aaa             3,345,000
      1,800,000  Huran Cnty., Human Svcs. Rev. Bonds,
                 MBIA, 6.55s, 12/1/20                                             Aaa             2,299,500
      1,500,000  Kent, School Dist. G.O. Bonds, FGIC, 5
                 3/4s, 12/1/21                                                    Aaa             1,657,500
        283,670  Lake Cnty., Indl. Dev. Rev. Bonds
                 (Madison Inn Hlth. Ctr.), FHA Insd.,
                 12s, 5/1/14                                                      A-/P              285,304
      1,000,000  Lake Ohio, School Dist. G.O. Bonds,
                 FGIC, 5 3/4s, 12/1/21                                            Aaa             1,135,000
      1,000,000  Lakota, School Dist. Rev. Bonds, AMBAC,
                 7s, 12/1/10                                                      Aaa             1,218,750
      1,840,000  Lorain Cnty., Elderly Hsg. Corp.
                 Multi-Fam. Rev. Bonds (Harr Plaza &
                 Intl.), Ser. A, 6 3/8s, 7/15/19                                  A               1,861,841
                 Lorain Cnty., Hosp. Rev. Bonds
      5,325,000  (EMH Regl. Med. Ctr.), AMBAC, 7 3/4s,
                 11/1/13                                                          Aaa             5,770,960
        750,000  (Catholic Hlth. Care Refurbish & Impt.),
                 Ser. A, 5 1/4s, 10/1/33                                          AA-               755,625
      1,620,000  Madeira, City School Dist. G.O. Bonds
                 (School Impt.), MBIA, 5s, 12/1/26                                Aaa             1,660,500
                 Marion Cnty., Hlth. Care Fac. Rev. Bonds
                 (United Church Homes)
        785,000  6 3/8s, 11/15/10                                                 BBB-              797,756
      1,250,000  6.3s, 11/15/15                                                   BBB-            1,264,063
      1,000,000  Marysville, Exempt Village School Dist.
                 G.O. Bonds, MBIA, 5 1/8s, 12/1/23                                Aaa             1,100,000
      2,500,000  Mason, City School Dist. G.O. Bonds,
                 5.3s, 12/1/17                                                    Aa2             2,734,375
      1,205,000  Massillon, Rev. Bonds (Lincoln Ctr.
                 Phase II), AMBAC, 6.95s, 12/1/10                                 Aaa             1,308,931
      2,700,000  Miami Cnty., Hosp. Fac. Rev. Bonds
                 (Upper Valley Med. Ctr.), Ser. A, 6
                 3/8s, 5/15/26                                                    Baa1            2,760,750
                 Middletown, City School Dist. G.O. Bonds
                 (School Impt.), FGIC
      1,285,000  5s, 12/1/25                                                      Aaa             1,317,125
      1,080,000  5s, 12/1/24                                                      Aaa             1,113,750
      1,545,000  5s, 12/1/23                                                      Aaa             1,602,938
      1,000,000  4 3/4s, 12/1/22                                                  Aaa             1,025,000
      1,500,000  4 3/4s, 12/1/21                                                  Aaa             1,548,750
      1,265,000  Midview, School Dist. COP (School Bldg.
                 Fac.), 5 1/4s, 11/1/17                                           A               1,372,525
                 Montgomery Cnty., Hlth. Syst. Rev.
                 Bonds, Ser. B-1
      1,720,000  8.1s, 7/1/18                                                     Aaa             1,950,050
        185,000  8.1s, 7/1/18                                                     AAA               204,888
                 Montgomery Cnty., Hosp. Rev. Bonds
      1,500,000  (Kettering Med. Ctr.), 6 3/4s, 4/1/22                            A3              1,621,875
        580,000  (Grandview Hosp. & Med Ctr.), 5.6s,
                 12/1/11                                                          BBB+              647,425
        835,000  Northwestern, School Dist. Rev. Bonds
                 (Wayne & Ashland Cntys. School Impt.),
                 FGIC, 7.2s, 12/1/10                                              Aaa             1,027,050
                 OH Hsg. Fin. Agcy. Rev. Bonds
      1,950,000  Ser. B, GNMA Coll., 5s, 3/1/34                                   Aaa             2,069,438
      1,025,000  (Residential Dev.), Ser. A, GNMA Coll.,
                 4.6s, 9/1/28                                                     Aaa             1,048,063
        500,000  OH Hsg. Fin. Agcy. Single Fam. Mtge.
                 IFB, Ser. G, GNMA Coll., 7.14s, 3/2/23                           Aaa               526,250
         15,000  OH Hsg. Fin. Agcy. Single Fam. Mtge.
                 Rev. Bonds, Ser. 85-A, FGIC, zero %,
                 1/15/15                                                          Aaa                 5,381
      3,000,000  OH State G.O. Bonds (Hwy. Cap. Impt.),
                 Ser. E, 5 1/2s, 5/1/08                                           AAA             3,326,250
        500,000  OH State Air Quality Dev. Auth. FRB
                 (Env. Meadwest), 2s, 5/1/23                                      Baa2              499,885
      1,500,000  OH State Air Quality Dev. Auth. Rev.
                 Bonds (Poll. Control), Ser. A, 5.95s,
                 5/15/29                                                          Baa1            1,503,750
      1,500,000  OH State Bldg. Auth. Rev. Bonds
                 (Administration Bldg.), Ser. A, 5s,
                 10/1/18                                                          Aa2             1,582,500
        455,000  OH State Econ. Dev. Rev. Bonds (Superior
                 Forge & Steel Corp.), Ser. 3, 7 5/8s,
                 6/1/11                                                           AA-               456,811
      1,000,000  OH State Env. Impt. Rev. Bonds (USX
                 Corp.), 5 5/8s, 5/1/29                                           Baa1            1,013,750
                 OH State Higher Ed. Fac. Comm. Rev.
                 Bonds (John Carroll U.)
        335,000  5 1/2s, 11/15/18                                                 A2                375,619
        420,000  5 1/2s, 11/15/17                                                 A2                471,975
        300,000  3 1/2s, 11/15/08                                                 A2                310,125
        500,000  3s, 11/15/07                                                     A2                507,500
      3,000,000  OH State Higher Edl. Fac. Mandatory Put
                 Bonds (Kenyon College Project), 5.05s,
                 7/1/16                                                           A2              3,168,750
                 OH State Higher Edl. Fac. Rev. Bonds
      4,000,000  (Case Western Reserve U.), 6 1/4s,
                 10/1/18                                                          AA-             4,925,000
      1,000,000  (Case Western Reserve U.), 6s, 10/1/14                           AA-             1,195,000
      2,270,000  (Denison U.), 5 1/8s, 11/1/21                                    AA              2,414,713
      1,500,000  (Oberlin College), 5.12s, 10/1/24                                AA              1,575,000
      1,000,000  (Oberlin College), 5s, 10/1/33                                   AA              1,016,250
      3,000,000  (Northern U.), 4 3/4s, 5/1/19                                    A2              3,082,500
                 OH State Poll. Control Rev. Bonds
      3,350,000  (Standard Oil Co.), 6 3/4s, 12/1/15                              AA+             4,183,313
      1,000,000  (General Motors Corp.), 5 5/8s, 3/1/15                           Baa1            1,076,250
      1,500,000  OH State Solid Waste Mandatory Put
                 Bonds, 4.85s, 11/1/07                                            BBB             1,563,750
        600,000  OH State Solid Waste Rev. Bonds (General
                 Motors Corp.), 6.3s, 12/1/32                                     Baa1              630,000
      1,000,000  OH State U. Rev. Bonds, Ser. A, 5 1/8s,
                 12/1/31                                                          Aa2             1,027,500
        500,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Mandatory Put Bonds (OH Edison
                 Co.), Ser. A, 2 1/4s, 6/1/05                                     Baa1              498,710
                 OH State Wtr. Dev. Auth. Solid Waste
                 Disp. Rev. Bonds
      2,700,000  (North Star Broken Hill Steel), 6.45s,
                 9/1/20                                                           A+              2,848,797
      1,700,000  (Bay Shore Power Co.), Ser. A, 5 7/8s,
                 9/1/20                                                           BB+/P           1,668,125
      2,265,000  OH U. Gen. Recipients Athens Rev. Bonds,
                 MBIA, 5s, 12/1/25                                                Aaa             2,332,950
      1,500,000  Powell, G.O. Bonds, FGIC, 5 1/2s,
                 12/1/25                                                          Aaa             1,618,125
      2,165,000  Rickenbacker, Port Auth. Rev. Bonds
                 (OASBO Expanded Asset Pooled), Ser. A, 5
                 3/8s, 1/1/32                                                     A2              2,229,950
        300,000  River Valley, Local School Dist. G.O.
                 Bonds (School Fac. Construction &
                 Impt.), FSA, 5 1/4s, 11/1/23                                     Aaa               334,875
                 Sandusky Cnty., Hosp. Fac. Rev. Bonds
                 (Memorial Hosp.)
        830,000  5.15s, 1/1/10                                                    BBB-              834,150
        500,000  5.15s, 1/1/08                                                    BBB-              503,750
        685,000  5.05s, 1/1/07                                                    BBB-              684,144
      1,500,000  Toledo, G.O. Bonds (Macys), Ser. A,
                 MBIA, 6.35s, 12/1/25                                             Aaa             1,659,375
      2,925,000  Toledo, Swr. Syst. Mtge. Rev. Bonds,
                 AMBAC, 6.2s, 11/15/12                                            Aaa             3,510,000
      1,175,000  Toledo, Wtr. Wks. Mtge. Rev. Bonds,
                 AMBAC, 6.2s, 11/15/12                                            Aaa             1,410,000
      2,200,000  Toledo-Lucas Cnty., Port Auth. Rev.
                 Bonds (CSX Transn, Inc.), 6.45s,
                 12/15/21                                                         Baa2            2,510,750
      1,100,000  Tuscarawas Cnty., Hosp. Fac. Rev. Bonds
                 (Union Hosp.), Ser. A, 6 1/2s, 10/1/21                           Baa1            1,115,510
      1,000,000  Twin Valley, Cmnty. Local School Dist.
                 Rev. Bonds, FGIC, 7.05s, 12/1/11                                 Aaa             1,240,000
      1,000,000  U. of Cincinnati COP (Jefferson Ave.
                 Residence Hall), MBIA, 5 1/8s, 6/1/28                            Aaa             1,023,750
                 U. of Cincinnati Rev. Bonds, Ser. D,
                 AMBAC
      2,000,000  5s, 6/1/24                                                       Aaa             2,072,500
      1,275,000  5s, 6/1/23                                                       Aaa             1,329,188
                 Westerville, City School Dist. Rev.
                 Bonds (School Impt.)
      1,610,000  6 1/4s, 12/1/09                                                  Aa3             1,875,650
      1,590,000  6 1/4s, 12/1/08                                                  Aa3             1,822,538
      3,000,000  Woodridge, School Dist. Rev. Bonds,
                 AMBAC, 6.8s, 12/1/14                                             Aaa             3,630,000
                 Zanesville, Hsg. Dev. Corp. Mtge. Rev.
                 Bonds, FHA Insd.
        220,000  7 3/8s, 10/1/21                                                  AAA/P             294,525
        205,000  7 3/8s, 10/1/20                                                  AAA/P             274,444
        185,000  7 3/8s, 10/1/19                                                  AAA/P             247,669
        180,000  7 3/8s, 10/1/18                                                  AAA/P             240,975
        160,000  7 3/8s, 10/1/17                                                  AAA/P             214,200
        155,000  7 3/8s, 10/1/16                                                  AAA/P             207,506
                                                                                              -------------
                                                                                                176,824,506

Puerto Rico (4.2%)
-----------------------------------------------------------------------------------------------------------
        385,000  Children's Trust Fund Tobacco Settlement
                 Rev. Bonds, 5 3/8s, 5/15/33                                      BBB               349,869
      3,000,000  Cmnwlth. of PR, Muni. Fin. Agcy. G.O.
                 Bonds, Ser. A, FSA, 5 7/8s, 8/1/14                               Aaa             3,442,500
      2,500,000  Cmnwlth. of PR, Muni. Fin. Agcy. Rev.
                 Bonds, Ser. A, FSA, 6s, 7/1/11                                   Aaa             2,959,375
      1,000,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            1,071,250
                                                                                              -------------
                                                                                                  7,822,994

Virgin Islands (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,020,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 5s, 5/15/21                                               Baa3              940,950
                                                                                              -------------
                 Total Investments (cost $174,397,118) (b)                                     $185,588,450
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $187,514,159.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $174,397,118, resulting in gross unrealized appreciation and depreciation of $11,873,398 and $682,066, respectively, or net unrealized appreciation of $11,191,332.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on VRDN, mandatory put bonds, and Floating Rate Bonds
      (FRB) are the current interest rates at August 31, 2004.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at August 31, 2004.

      The fund had the following industry group concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      Education            17.5%
      Health care          15.4
      Water & sewer        11.8


      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      AMBAC                13.0%
      FGIC                 11.7

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004